Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (23,208,000)	$ (10,801,000)	$ (10,987,000)	$ (10,982,000)
Adjustments to reconcile net loss to cash flows used in operations:
Bargain purchase gain				(5,710,000)
Depreciation	95,000	109,000	144,000	354,000
Amortization of acquired intangible assets	314,000	314,000	418,000	313,000
Change in fair value of contingent consideration	1,698,000	238,000	140,000	962,000
Gain from disposal of property and equipment		(2,000)		586,000
Provision for inventory obsolescence	31,000	401,000	401,000
Provision for (recovery of) doubtful accounts	36,000	(6,000)	(16,000)	48,000
Non-cash interest expense	268,000	268,000	358,000	268,000
Non-cash expense, net				424,000
Changes in operating assets and liabilities:
Accounts receivable and related party receivables	1,210,000	3,375,000	1,169,000	(757,000)
Prepaid expenses and other assets	234,000	519,000	364,000	1,225,000
Inventories	1,613,000	873,000	(273,000)	(75,000)
Accounts payable and related party payables	308,000	(6,546,000)	(3,402,000)	(2,026,000)
Accrued expenses and other liabilities	11,677,000	(448,000)	(685,000)	(22,307,000)
Cash flows used in operating activities	(5,724,000)	(11,706,000)	(12,369,000)	(37,677,000)
Cash flows from investing activities:
Purchases of property and equipment	(2,000)			(538,000)
Cash acquired in Cutanea business combination				25,933,000
Cash flows used in investing activities	(2,000)			25,395,000
Cash flows from financing activities:
Proceeds from related party indebtedness		5,500,000	8,794,000	13,500,000
Proceeds from start-up cost financing		3,356,000	4,400,000	2,900,000
Payment of deferred offering costs	(638,000)
Cash flows provided by (used in) financing activities	(638,000)	8,856,000	13,194,000	16,400,000
Net decrease in cash and cash equivalents	(6,364,000)	(2,850,000)	825,000	4,118,000
Cash, cash equivalents and restricted cash, at the beginning of the period	8,277,000	7,452,000	7,452,000	3,334,000
Cash, cash equivalents and restricted cash, at the end of the period	1,913,000	4,602,000	8,277,000	7,452,000
Supplemental disclosure of cash flow information
Interest paid - related party		1,740,000	3,073,000	1,706,000
Interest received, net			16,000	102,000
Income tax paid, net	9,000	65,000	64,000	50,000
Supplemental non-cash investing and financing activities
Issuance of 7,999,000 shares of common stock for conversion of debt			46,944,000
Contingent consideration provided in Cutanea acquisition				$ 6,500,000
Deferred offering costs included in accrued expenses and other liabilities	460,000
Non-cash purchase of fixed assets included in accounts payable and related party payable	$ 13,000